Supplemental Cash Flow Information - Changes in Operating Assets and Liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Supplemental Cash Flow [Line Items]
Accounts receivable	$ 2,211	$ 19,402	$ (4,373)
Prepaid expenses and other current assets	1,080	6,467	7,193
Accounts payable	398	(2,229)	(3,952)
Accrued liabilities and other long-term liabilities	6,868	(5,653)	(10,223)
Unearned revenue and long-term unearned revenue	19,797	1,608	(2,355)
Advances to and from affiliates	4,885	(10,930)	(10,009)
Increase (Decrease) in Deferred Charges	(13,997)	(20,836)	(23,145)
Other operating assets and liabilities	(9,277)	(6,811)	(400)
Increase (Decrease) in Operating Capital, Total	(33,050)	6	30,917
LNG segment
Schedule Of Supplemental Cash Flow [Line Items]
Increase (Decrease) in Leasing Receivables	$ (21,085)	$ (18,976)	$ (16,347)